Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Other Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Other Receivables
Project deposits	RM 1,162,562	$ 275,979	RM 323,067	$ 72,186	RM 252,490
Prepayment to supplier	10,981,418	2,606,864	10,743,527
Other receivables	280,382	66,560	240,666	53,774	813,020
Other deposits and prepayment			1,455,723	325,264	1,448,882
Total other receivables	RM 17,963,327	$ 4,264,291	12,944,794	2,892,368	4,358,044
Previously Reported [Member]
Other Receivables
Prepayment to supplier			RM 10,925,338	$ 2,441,144	RM 1,843,652